[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

July 30, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          Invesco Unit Trusts, Taxable Income Series 444

File No. 333-185419 CIK #1547628

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on July 27, 2021.

Very truly yours,

/s/ Tara Baker

Tara Baker
Vice President, Business
Operations and Quality Assurance

Invesco Capital Markets, Inc.